Other Financial Liabilities - Summary of Other Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Customer deposits	R$ 997,285	R$ 70,191
Structured operations certificates		19,474
Foreign exchange portfolio	249,394	8,962	R$ 7,011
Contingent consideration	462,000
Financial bills	16,311
Credit cards operations	8,294
Other financial liabilities	122,879	4
Total	858,878	98,631	7,011
Total	858,878	8,962
Current		79,157	R$ 7,011
Current	380,567	8,962
Non-current	R$ 478,311	R$ 19,474